Note 17 - Fair Value Disclosure Measurements (Detail) - Assets Measured on a Recurring Basis (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets measured on a recurring basis:
Assets Measured on a Recurring Basis	$ 194,472	$ 193,977
US Government Agencies Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Assets measured on a recurring basis:
Assets Measured on a Recurring Basis	24,960	31,933
US Government Agencies Debt Securities [Member]
Assets measured on a recurring basis:
Assets Measured on a Recurring Basis	24,960	31,933
US States and Political Subdivisions Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Assets measured on a recurring basis:
Assets Measured on a Recurring Basis	92,596	88,400
US States and Political Subdivisions Debt Securities [Member]
Assets measured on a recurring basis:
Assets Measured on a Recurring Basis	92,596	88,400
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member] | Fair Value, Inputs, Level 2 [Member]
Assets measured on a recurring basis:
Assets Measured on a Recurring Basis	71,102	65,573
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Assets measured on a recurring basis:
Assets Measured on a Recurring Basis	71,102	65,573
Mortgage-backed Securities, Issued by Private Enterprises [Member] | Fair Value, Inputs, Level 2 [Member]
Assets measured on a recurring basis:
Assets Measured on a Recurring Basis	5,064	7,321
Mortgage-backed Securities, Issued by Private Enterprises [Member]
Assets measured on a recurring basis:
Assets Measured on a Recurring Basis	5,064	7,321
Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Assets measured on a recurring basis:
Assets Measured on a Recurring Basis	193,722	193,227
Debt Securities [Member]
Assets measured on a recurring basis:
Assets Measured on a Recurring Basis	193,722	193,227
Equity Securities in Financial Institutions [Member] | Fair Value, Inputs, Level 1 [Member]
Assets measured on a recurring basis:
Assets Measured on a Recurring Basis	5	5
Equity Securities in Financial Institutions [Member] | Fair Value, Inputs, Level 2 [Member]
Assets measured on a recurring basis:
Assets Measured on a Recurring Basis	745	745
Equity Securities in Financial Institutions [Member]
Assets measured on a recurring basis:
Assets Measured on a Recurring Basis	750	750
Fair Value, Inputs, Level 1 [Member]
Assets measured on a recurring basis:
Assets Measured on a Recurring Basis	5	5
Fair Value, Inputs, Level 2 [Member]
Assets measured on a recurring basis:
Assets Measured on a Recurring Basis	$ 194,467	$ 193,972